Business segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Business Segment Reporting
Income statements and other significant data

The income statements and other significant data are as follows:

Thousand of reais	2021

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	46,236,026	5,082,440	51,318,466
Income from equity instruments	10,216	79,824	90,040
Income from companies accounted for by the equity method	105,403	38,781	144,184
Net fee and commission income	13,285,099	1,988,202	15,273,301
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,433,236)	(347,268)	(1,780,504)
Other operating expense (net)	(974,391)	(144,989)	(1,119,380)
TOTAL INCOME	57,229,117	6,696,990	63,926,107
Personnel expenses	(8,220,544)	(805,158)	(9,025,702)
Other administrative expenses	(7,697,346)	(593,371)	(8,290,717)
Depreciation and amortization	(2,342,639)	(91,282)	(2,433,921)
Provisions (net)	(2,176,774)	(2,643)	(2,179,417)
Impairment losses on financial assets (net)	(17,169,630)	56,896	(17,112,734)
Impairment losses on non-financial assets (net)	(163,935)	(1,864)	(165,799)
Other non-financial gains (losses)	32,512	-	32,512
OPERATING PROFIT BEFORE TAX (1)	19,490,761	5,259,568	24,750,329
Currency Hedge(1)	2,511,980	-	2,511,980
ADJUSTED OPERATING INCOME BEFORE TAX (1)	22,002,741	5,259,568	27,262,309

Thousand of reais	2020

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	41,457,352	2,985,361	44,442,713
Income from equity instruments	3,617	30,137	33,754
Income from companies accounted for by the equity method	84,051	28,210	112,261
Net fee and commission income	14,405,280	1,822,934	16,228,214
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(13,515,305)	1,812,403	(11,702,902)
Other operating expense (net)	(767,088)	(105,422)	(872,510)
TOTAL INCOME	41,667,906	6,573,623	48,241,529
Personnel expenses	(8,139,785)	(731,697)	(8,871,482)
Other administrative expenses	(7,634,670)	(608,808)	(8,243,478)
Depreciation and amortization	(2,488,517)	(90,610)	(2,579,127)
Provisions (net)	(1,638,787)	(17,759)	(1,656,546)
Impairment losses on financial assets (net)	(17,379,570)	(70,619)	(17,450,189)
Impairment losses on non-financial assets (net)	(28,403)	(56,504)	(84,907)
Other non-financial gains (losses)	308,176	-	308,176
OPERATING PROFIT BEFORE TAX (1)	4,666,350	4,997,625	9,663,975
Currency Hedge(1)	13,583,011	-	13,583,011
ADJUSTED OPERATING INCOME BEFORE TAX (1)	18,249,361	4,997,625	23,246,986

Thousand of reais	2019

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	42,043,774	2,277,333	44,321,107
Income from equity instruments	4,864	14,069	18,933
Income from companies accounted for by the equity method	149,488	-	149,488
Net fee and commission income	13,923,272	1,789,880	15,713,152
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,541,343)	1,215,351	(325,992)
Other operating expense (net)	(1,069,052)	(38,668)	(1,107,720)
TOTAL INCOME	53,511,003	5,257,965	58,768,968
Personnel expenses	(8,554,254)	(773,460)	(9,327,714)
Other administrative expenses	(7,139,828)	(473,984)	(7,613,812)
Depreciation and amortization	(2,297,010)	(94,847)	(2,391,857)
Provisions (net)	(3,668,709)	(12,877)	(3,681,586)
Impairment losses on financial assets (net)	(13,423,361)	53,455	(13,369,906)
Impairment losses on non-financial assets (net)	(73,216)	(58,219)	(131,435)
Other non-financial gains (losses)	20,489	-	20,489
OPERATING PROFIT BEFORE TAX (1)	18,375,114	3,898,033	22,273,147
Currency Hedge(1)	1,264,279	-	1,264,279
ADJUSTED OPERATING INCOME BEFORE TAX (1)	19,639,393	3,898,033	23,537,426
(1)	Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under “on financial assets and liabilities "fully offset in the line of Taxes

Other aggregates

	2021
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	838,267,118	92,941,277	931,208,396
Loans and advances to customers	394,086,048	70,757,994	464,844,042
Customer deposits	344,180,608	124,780,461	468,961,069

	2020
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	837,339,314	96,239,065	933,578,379
Loans and advances to customers	317,553,409	76,214,628	393,768,037
Customer deposits	322,328,033	123,485,939	445,813,972

	2019
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	675,514,634	85,097,984	760,612,618
Loans and advances to customers	259,644,994	67,054,486	326,699,480
Customer deposits	253,313,187	83,201,410	336,514,597